Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Accounts Payable And Accrued Liabilities [Line Items]
Lease liabilities (notes 3 and 22)	$ 1,496.4	$ 0.0
Payables related to cost of sales	778.4	616.8
Salaries and employee benefit liabilities	434.6	376.3
Deferred gift card, hospitality and other revenue	372.8	361.1
Pension and post retirement liabilities (note 21)	360.6	253.1
Amounts withheld and accrued taxes	346.2	299.3
Advances and deposits from customers	109.6	55.9
Income taxes payable	78.4	80.1
Accrued legal and professional fees	68.7	71.8
Accrued interest expense	67.1	66.2
Accrued rent, storage and facilities costs	25.2	130.6
Amounts payable for securities purchased but not yet settled	6.2	49.0
Administrative and other	669.9	659.8
Accounts payable and accrued liabilities	4,814.1	3,020.0
Current	2,464.0	2,044.0
Non-current	2,350.1	976.0
Insurance and reinsurance companies
Accounts Payable And Accrued Liabilities [Line Items]
Lease liabilities (notes 3 and 22)	434.3	0.0
Payables related to cost of sales	0.0	0.0
Salaries and employee benefit liabilities	354.9	315.1
Deferred gift card, hospitality and other revenue	21.2	24.7
Pension and post retirement liabilities (note 21)	338.8	232.0
Amounts withheld and accrued taxes	314.7	269.8
Advances and deposits from customers	0.0	0.0
Income taxes payable	47.5	58.2
Accrued legal and professional fees	57.3	61.1
Accrued interest expense	64.9	63.2
Accrued rent, storage and facilities costs	16.4	26.9
Amounts payable for securities purchased but not yet settled	6.2	19.2
Administrative and other	423.8	433.7
Accounts payable and accrued liabilities	2,080.0	1,503.9
Current	869.9	870.4
Non-current	1,210.1	633.5
Non-insurance companies
Accounts Payable And Accrued Liabilities [Line Items]
Lease liabilities (notes 3 and 22)	1,062.1	0.0
Payables related to cost of sales	778.4	616.8
Salaries and employee benefit liabilities	79.7	61.2
Deferred gift card, hospitality and other revenue	351.6	336.4
Pension and post retirement liabilities (note 21)	21.8	21.1
Amounts withheld and accrued taxes	31.5	29.5
Advances and deposits from customers	109.6	55.9
Income taxes payable	30.9	21.9
Accrued legal and professional fees	11.4	10.7
Accrued interest expense	2.2	3.0
Accrued rent, storage and facilities costs	8.8	103.7
Amounts payable for securities purchased but not yet settled	0.0	29.8
Administrative and other	246.1	226.1
Accounts payable and accrued liabilities	2,734.1	1,516.1
Current	1,594.1	1,173.6
Non-current	$ 1,140.0	$ 342.5